Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities from continuing operation:
Loss for the year from continuing operation	$ (19,977)	$ (21,760)	$ (17,826)
Adjustments:
Depreciation	197	201	231
Finance income, net	(2,294)	(843)	(108)
Share-based payments	1,875	2,412	2,082
Total adjustments	(20,199)	(19,990)	(15,621)
Changes in assets and liabilities:
Changes in other current assets	178	313	(316)
Changes in trade payable	1,334	799	399
Changes in other payables	(1,076)	2,132	634
Changes in post-employment benefit liabilities	(162)	11	27
Changes in assets and liabilities, total	274	3,255	744
Net cash used in operating activities from continuing operation	(19,925)	(16,735)	(14,877)
Cash flows from investing activities from continuing operation:
Acquisition of subsidiary, net of cash acquired (see Note 5C)	(3,549)
Proceed from other investments	875
Acquisition of intangible asset		(202)
Decrease in short term deposits	15,803	19,658	10,248
Decrease in long term deposits		160	2,914
Interest received	755	324	359
Acquisition of fixed assets	(3)	(26)	(115)
Net cash provided by investing activities from continuing operation	13,881	19,914	13,406
Cash flows from financing activities from continuing operation:
Proceeds from issuance of ADSs	1,563	1,498	564
ADS issuance expenses paid	(229)	(152)	(24)
Proceeds from issuance of ADSs, warrants and prefunded warrants	5,000
Warrants issuance expenses paid	(661)
Proceeds from exercise of warrant			1,200
Repayment of lease liability	(168)	(165)	(153)
Interest paid	(56)	(67)	(75)
Net cash provided by financing activities from continuing operation	5,449	1,114	1,512
Cash flows in respect of discontinued operation as follows:
Net cash from operating activities			(374)
Net cash used in discontinued operation			(374)
Net increase (decrease) in cash and cash equivalents	(595)	4,293	(333)
Cash and cash equivalents at the beginning of the year	15,030	10,890	11,247
Effect of translation adjustments on cash and cash equivalents	54	(153)	(24)
Cash and cash equivalents at end of the year	$ 14,489	$ 15,030	$ 10,890